the RODNEY SQUARE
                               STRATEGIC EQUITY FUND

                               [GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1998

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THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

     The management of the Rodney Square Strategic Equity Fund (the "Fund") is pleased to report on the Fund's activities for the six-month period ended June 30, 1998.

ECONOMIC OVERVIEW

     The U.S. economy performed admirably in the first half of 1998, producing positive results in the financial markets. Economic growth was strong, the unemployment rate fell, and corporate profits rose. These events motivated investors and stock prices rose to new levels, particularly those of large capitalization stocks. The bond market also benefited from this favorable economic environment, and by the end of July, bond yields had fallen to the lowest levels in 30 years.

MANAGEMENT'S DISCUSSION OF LARGE CAP GROWTH EQUITY PORTFOLIO PERFORMANCE*

     The Large Cap Growth Equity Portfolio (the "Portfolio") returned 12.5% for the six months ended June 30, 1998. The Standard & Poor's 500 Index ("S&P 500"), an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, achieved a gain of 17.7% for the same time period. The Russell 2000
Index, comprised of stocks of the smallest 2,000 of the 3,000 largest U.S. companies based on market capitalization, returned 4.9% for the first half of 1998. For the twelve month period ended June 30, 1998, the Portfolio returned 23.2% versus S&P 500 performance of 30.2% and Russell 2000 performance of 16.5%.

     Prior to February 23, 1998, the Portfolio was managed as a combination of both large and small capitalization securities and its performance for the last year reflects the relatively wide divergence between the returns on the stocks of large and small U.S. companies. The Portfolio's investment policy, which was changed on February 23, 1998, now calls for investments to be made exclusively in large capitalization equity securities with strong growth characteristics.

     Activity in the Portfolio was very high during the first half of 1998 as the investment manager transformed the Portfolio from a blend of large and small cap stocks to one comprised solely of large cap securities. At the end of June, the Portfolio had an average market capitalization of $29.3 billion compared to $8.2 billion at December 31, 1997. Additionally, the number of holdings in the Portfolio was reduced from 152 issues at the end of 1997, to 107 by the end of June. Significant steps were also taken to reduce the Portfolio's exposure in the technology sector. At the beginning of the year, 43% of the Portfolio was invested in technology and related industries. By the end of June, this exposure was reduced to approximately 20%, aligning more favorably with the technology weighting of the Russell 1000 Growth Index (an unmanaged, capitalization-weighted index of the growth oriented portion of the 1,000 largest U.S. stocks). Proceeds from the sale of technology issues were reinvested primarily in healthcare stocks, which increased weighting in this sector from 10% to 15%, and into retail stocks which increased this sector's weighting from 8% to 13%.

     The Portfolio remains well-diversified across sectors with every broad economic sector represented. The largest individual holding on June 30, Home Depot, Inc., represented just 2.9% of total assets. The Portfolio's top ten holdings as of June 30, representing approximately 20% of the Portfolio's total assets, are:

     LARGE CAP GROWTH PORTFOLIO TOP TEN HOLDINGS     PERCENT OF TOTAL ASSETS
     Home Depot, Inc                                          2.9%
     Merck & Co., Inc.                                        2.5%
     Worldcom, Inc.                                           2.2%
     Staples, Inc.                                            2.0%

-------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S.GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE PORTFOLIOS' EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGE 21.

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THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

LARGE CAP GROWTH PORTFOLIO TOP TEN HOLDINGS (CONTINUED)  PERCENT OF TOTAL ASSETS
Airtouch Communications, Inc.                                    2.0%
American International Group                                     2.0%
Illinois Tool Works                                              2.0%
Healthsouth Corp.                                                2.0%
Borders Group                                                    2.0%
Compaq Computer                                                  2.0%

     The Portfolio's strategy continues to emphasize the purchase of stocks judged by Wilmington Trust Company (the "Adviser"), the Portfolio's investment adviser, to have above-average long-term, sustainable earnings growth rates at reasonable prices.

NEW PORTFOLIOS

     We are pleased to announce that effective June 29, 1998, the following three new portfolios (the "New Portfolios") of the Fund commenced operations:

     Large Cap Value Equity Portfolio   This Portfolio seeks superior  long-term
                                        growth of capital by  investing at least
                                        85% of total  assets  in large  cap U.S.
                                        equity securities that are judged by the
                                        Adviser   to  be   undervalued   in  the
                                        marketplace   relative   to   underlying
                                        profitability.

     Small Cap Equity Portfolio         This Portfolio seeks superior  long-term
                                        capital  appreciation  by  investing  at
                                        least  85% of total  assets in small cap
                                        U.S.  equity  securities that are judged
                                        by the Adviser to either  possess strong
                                        growth    characteristics   or   to   be
                                        undervalued in the marketplace relative to underlying profitability.

     International Equity Portfolio     This Portfolio  seeks superior long-term
                                        capital appreciation by investing at least 85% of total assets in equity securities of issuers located outside of the United States.

     While only two days of experience as a mutual fund are reflected in this report, each of the New Portfolios commenced operations with a full complement of securities received from a corresponding collective investment fund previously managed by, or under the supervision of, Wilmington Trust Company. Today, with the addition of the New Portfolios to the Rodney Square Family of Funds, we are pleased to offer a broadened array of equity, as well as fixed income and money market funds for your investment consideration. For a copy of any of the Funds' current prospectuses, which describe the Portfolios mentioned in this report as well as other funds in the Rodney Square Family of Funds, please call (800) 336-9970.

     We invite your questions and comments and thank you for your investment in the Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                      Sincerely,

                                                      (/S/ Robert J.Chrisian)

                                                      Robert J. Christian
                                                      President

August 20, 1998

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----------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
COMMON STOCK -- 97.6%
  COMMUNICATION & BROADCASTING -- 4.3%
      Airtouch Communications, Inc.* ...............        70,500  $  4,119,844
      Lamar Advertising Co. ........................        13,050       468,169
      Worldcom, Inc.* ..............................        94,000     4,553,125
                                                                    ------------
        TOTAL COMMUNICATION & BROADCASTING .......................     9,141,138
                                                                    ------------
  ELECTRIC, GAS & WATER UTILITIES -- 0.6%
      U.S. Filter Corp.* ...........................        43,500     1,220,719
                                                                    ------------
FINANCE & INSURANCE -- 12.6%
  INSURANCE CARRIERS -- 6.8%
      American International Group, Inc. ...........        28,750     4,197,500
      Conseco, Inc. ................................        34,500     1,612,875
      Equitable Co., Inc. ..........................        26,000     1,948,375
      General Reinsurance Corp. ....................        13,000     3,295,500
      Protective Life Corp. ........................        65,000     2,384,687
      Travelers Group, Inc. ........................        16,749     1,015,408
                                                                    ------------
                                                                      14,454,345
                                                                    ------------
  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 0.8%
      Citicorp .....................................         5,500       820,875
      Household International, Inc. ................        18,000       895,500
                                                                    ------------
                                                                       1,716,375
                                                                    ------------
  SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 2.6%
      Merrill Lynch & Co., Inc. ....................        13,000     1,199,250
      Raymond James Financial, Inc. ................        30,000       898,125
      SunAmerica, Inc. .............................        56,250     3,230,859
                                                                    ------------
                                                                       5,328,234
                                                                    ------------
  STATE & NATIONAL BANKS -- 2.4%
      BankAmerica Corp. ............................        21,000     1,815,187
      Chase Manhattan Corp. ........................        12,000       906,000
      MBNA Corp. ...................................        17,500       577,500
      State Street Corp. ...........................        25,000     1,737,500
                                                                    ------------
                                                                       5,036,187
                                                                    ------------
        TOTAL FINANCE & INSURANCE ................................    26,535,141
                                                                    ------------
MANUFACTURING -- 35.1%
  AIRCRAFT & AEROSPACE -- 2.1%
      Allied-Signal, Inc. ..........................        70,000     3,106,250
      United Technologies Corp. ....................        15,500     1,433,750
                                                                    ------------
                                                                       4,540,000
                                                                    ------------
  CHEMICAL & ALLIED PRODUCTS -- 3.5%
      Air Products & Chemicals, Inc. ...............        70,000     2,800,000
      M.A. Hanna Co. ...............................        82,200     1,505,287
      Mobil Corp. ..................................        14,000     1,072,750
      Sigma Aldrich Corp. ..........................        60,000     2,107,500
                                                                    ------------
                                                                       7,485,537
                                                                    ------------

                                                                        VALUE
                                                            SHARES     (NOTE 2)
                                                            ------     --------
  COMPUTERS & OFFICE EQUIPMENT -- 7.8%
      Adaptec, Inc.* ...............................        14,000   $   200,375
      Compaq Computer Corp. ........................       130,000     3,688,750
      Computer Associates International, Inc. ......        30,250     1,680,766
      Dell Computer Corp.* .........................        30,000     2,784,375
      Hewlett-Packard Co. ..........................        54,000     3,233,250
      Intel Corp. ..................................        35,000     2,594,375
      Microsoft Corp.* .............................        21,400     2,319,225
                                                                     -----------
                                                                      16,501,116
                                                                     -----------
  CONSUMER PRODUCTS -- 1.7%
      Fortune Brands, Inc. .........................        70,000     2,690,625
      Procter & Gamble Co. .........................         9,000       819,562
                                                                     -----------
                                                                       3,510,187
                                                                     -----------
  ELECTRONICS -- 0.8%
      Analog Devices, Inc.* ........................        29,600       727,050
      Maxim Integrated Products, Inc.* .............        30,200       956,962
                                                                     -----------
                                                                       1,684,012
                                                                     -----------
  FOOD & BEVERAGE -- 1.7%
      PepsiCo, Inc. ................................        85,000     3,500,937
                                                                     -----------
  IRON & STEEL -- 0.7%
      Nucor Corp. ..................................        30,000     1,380,000
                                                                     -----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 4.2%
      General Electric Co. .........................        38,000     3,458,000
      Molex, Inc. (A Shares) .......................        52,937     1,237,402
      Symbol Technologies, Inc. ....................        28,800     1,087,200
      Tyco International Ltd. ......................        48,000     3,024,000
                                                                    ------------
                                                                       8,806,602
                                                                    ------------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.1%
      Illinois Tool Works, Inc. ....................        62,000     4,134,625
      Varco International, Inc.* ...................        16,200       320,962
                                                                    ------------
                                                                       4,455,587
                                                                    ------------
  MISC. MANUFACTURING INDUSTRIES -- 1.8%
      American Home Products Corp. .................        40,000     2,070,000
      Johnson Controls, Inc. .......................        15,300       874,969
      Monsanto Co. .................................        15,000       838,125
                                                                    ------------
                                                                       3,783,094
                                                                    ------------
  OIL FIELD MACHINERY & EQUIPMENT -- 1.9%
      Camco International, Inc. ....................         8,800       685,300
      Dresser Industries, Inc. .....................        20,000       881,250
      Schlumberger Ltd. ............................        36,000     2,459,250
                                                                    ------------
                                                                       4,025,800
                                                                    ------------
  PHARMACEUTICAL PREPARATIONS -- 5.6%
      Abbott Laboratories ..........................        55,000     2,248,125
      Chiron Corp.* ................................        50,000       784,375

    The accompanying notes are an integral part of the financial statements.

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----------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                                       VALUE
                                                            SHARES    (NOTE 2)
                                                            ------    --------
      Genetech, Inc.* ..............................        20,000  $  1,357,500
      Johnson & Johnson Co. ........................        45,000     3,318,750
      Scherer RP Corp.* ............................        15,100     1,338,237
      Schering-Plough Corp. ........................        21,500     1,969,937
      Smithkline Beecham PLC-ADR ...................        15,000       907,500
                                                                    ------------
                                                                      11,924,424
                                                                    ------------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.2%
      Baxter International, Inc. ...................        18,000       968,625
      Boston Scientific Corp.*  ....................        10,000       716,250
      Medtronic, Inc. ..............................        15,000       956,250
                                                                    ------------
                                                                       2,641,125
                                                                    ------------
        TOTAL MANUFACTURING ......................................    74,238,421
                                                                    ------------
  OIL & GAS -- 1.1%
      BJ Services Co.* .............................        12,400       360,375
      Enron Oil & Gas Co. ..........................       100,000     2,025,000
                                                                    ------------
        TOTAL OIL & GAS ..........................................     2,385,375
                                                                    ------------
SERVICES -- 27.9%
  AMUSEMENT & RECREATIONAL SERVICES -- 2.9%
      Carnival Corp., (A Shares) ...................        30,000     1,188,750
      Mirage Resorts, Inc.* ........................       105,000     2,237,812
      Warner-Lambert Co. ...........................        39,000     2,705,625
                                                                    ------------
                                                                       6,132,187
                                                                    ------------
  BUSINESS SERVICES -- 8.8%
      Automatic Data Processing, Inc. ..............        45,500     3,315,812
      Corrections Corporation of America* ..........        73,000     1,715,500
      Equifax, Inc. ................................        27,700     1,005,856
      First Data Corp. .............................        43,000     1,432,438
      Gartner Group, Inc.* .........................        35,000     1,225,000
      Halliburton Co. ..............................        24,500     1,091,781
      Interpublic Group of Cos., Inc. ..............        30,000     1,820,625
      Merck & Co., Inc. ............................        39,000     5,216,250
      Williams Cos., Inc. ..........................        54,000     1,822,500
                                                                    ------------
                                                                      18,645,762
                                                                    ------------
  COMPUTER SERVICES -- 10.0%
      Acxiom Corp.* ................................        77,800     1,940,138
      American Management Systems,
        Inc.* ......................................        38,100     1,140,619
      Cisco Systems, Inc.* .........................        21,000     1,933,313
      Cognizant Corp.* .............................        46,500     2,929,500
      Fiserv, Inc.* ................................        33,618     1,427,714
      Network Associates, Inc.* ....................        60,000     2,872,500
      Oracle Corp.* ................................        90,000     2,210,625
      SCI Systems, Inc.* ...........................        23,200       872,900
      Shared Medical Systems Corp. .................        30,000     2,203,125

                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
      Sterling Commerce, Inc.* .....................        20,000  $    970,000
      Sun Microsystems, Inc.* ......................        20,000       868,750
      SunGard Data Systems, Inc.* ..................        47,600     1,826,650
                                                                    ------------
                                                                      21,195,834
                                                                    ------------
  MEDICAL & HEALTH SERVICES -- 3.6%
      HBO & Co. ....................................        60,000     2,115,000
      Healthsouth Corp.* ...........................       149,000     3,976,438
      Tenet Healthcare Corp.* ......................        50,500     1,578,125
                                                                    ------------
                                                                       7,669,563
                                                                    ------------
  PERSONAL SERVICES -- 0.8%
      Service Corp. International ..................        21,900       938,963
      Stewart Enterprises, Inc. ....................        29,100       774,788
                                                                    ------------
                                                                       1,713,751
                                                                    ------------
  SANITARY SERVICES -- 1.8%
      Allied Waste Industries, Inc.* ...............        28,400       681,600
      USA Waste Services, Inc.* ....................        60,715     2,997,803
                                                                    ------------
                                                                       3,679,403
                                                                    ------------
        TOTAL SERVICES ...........................................    59,036,500
                                                                    ------------
WHOLESALE & RETAIL TRADE -- 16.0%
  MISC. RETAIL STORES -- 5.0%
      Borders Group, Inc.* .........................       100,000     3,700,000
      Costco Companies, Inc.* ......................        40,000     2,522,500
      Dollar General Corp. .........................        37,500     1,483,594
      Family Dollar Stores, Inc. ...................       150,000     2,775,000
                                                                    ------------
                                                                      10,481,094
                                                                    ------------
  MISC. WHOLESALE -- 2.9%
      Sara Lee Corp. ...............................        35,000     1,957,813
      Staples, Inc.*  ..............................       143,500     4,152,531
                                                                    ------------
                                                                       6,110,344
                                                                    ------------
  RETAIL APPAREL & ACCESSORY STORES -- 1.3%
      Linens 'N Things, Inc.* ......................        75,000     2,292,188
      Stage Stores, Inc.*  .........................         7,400       334,850
                                                                    ------------
                                                                       2,627,038
                                                                    ------------
  RETAIL BUILDING MATERIAL -- 3.4%
      Home Depot, Inc. .............................        72,500     6,022,031
      Lowe's Cos., Inc. ............................        30,000     1,216,875
                                                                    ------------
                                                                       7,238,906
                                                                    ------------
  RETAIL EATING & DRINKING PLACES -- 1.1%
      Starbucks Corp.* .............................        45,000     2,404,688
                                                                    ------------
  RETAIL FURNITURE & APPLIANCE STORES -- 0.5%
      Williams Sonoma, Inc.* .......................        35,800     1,138,888
                                                                    ------------
  WHOLESALE CHEMICALS & DRUGS -- 1.0%
      Cardinal Health, Inc. ........................        21,300    1,996,875
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
WHOLESALE ELECTRONIC EQUIPMENT -- 0.8%
      Tech Data Corp.* .............................        40,000  $  1,715,000
                                                                    ------------
        TOTAL WHOLESALE & RETAIL TRADE ...........................    33,712,833
                                                                    ------------
        TOTAL COMMON STOCK
          (COST $175,266,588) ....................................   206,270,127
                                                                    ------------
SHORT TERM INVESTMENTS -- 2.4%
      Sansom Street Fund
        (Money Market Portfolio) ...................     2,470,544     2,470,544
      Temp Cash Fund (Dollar Series) ...............     2,470,544     2,470,544
                                                                    ------------
        TOTAL SHORT TERM INVESTMENTS
          (COST $4,941,088) ......................................     4,941,088
                                                                    ------------
TOTAL INVESTMENTS
   (COST $180,207,676) -- 100.0% .................................   211,211,215
OTHER ASSETS AND LIABILITIES, NET -- 0.0% ........................       105,207
                                                                    ------------
NET ASSETS -- 100.0% .............................................  $211,316,422
                                                                    ============

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
COMMON STOCK -- 94.5%
  COMMUNICATION &  BROADCASTING  -- 1.9%
      Telefonos de Mexico SA - ADR .................        37,700  $  1,811,956
                                                                    ------------
  ELECTRIC, GAS & WATER UTILITIES -- 15.4%
      BEC Energy ...................................        27,000     1,120,500
      Coastal Corp. ................................        18,400     1,284,550
      Consolidated Edison, Inc. ....................        48,600     2,238,638
      Consolidated Natural Gas Co. .................        46,500     2,737,688
      Entergy Corp. ................................        70,100     2,015,375
      FPL Group, Inc. ..............................        22,000     1,386,000
      GPU, Inc. ....................................        31,500     1,191,094
      Texas Utilities Co. ..........................        65,400     2,722,275
                                                                    ------------
        TOTAL ELECTRIC, GAS & WATER UTILITIES ....................    14,696,120
                                                                    ------------
  FINANCE & INSURANCE -- 14.1%
      Aetna, Inc. ..................................        34,000     2,588,250
      Allmerica Financial Corp. ....................        22,500     1,462,500
      American General Corp. .......................        35,100     2,498,681
      Chubb Corp. ..................................        15,500     1,245,813
      MBIA, Inc. ...................................        35,400     2,650,575
      Safeco Corp. .................................        47,600     2,162,825
      TIG Holdings, Inc. ...........................        35,200       809,600
                                                                    ------------
        TOTAL FINANCE & INSURANCE ................................    13,418,244
                                                                    ------------
MANUFACTURING -- 34.6%
  CHEMICALS & ALLIED PRODUCTS -- 1.5%
      Great Lakes Chemical Corp. ...................        37,800     1,490,737
                                                                    ------------
  CONSUMER PRODUCTS -- 4.9%
      American Greetings Corp. .....................        42,400     2,159,750
      Fortune Brands, Inc. .........................        65,905     2,533,223
                                                                    ------------
                                                                       4,692,973
                                                                    ------------
  ELECTRONICS -- 10.2%
      AMP, Inc. ....................................        67,100     2,306,563
      Avnet, Inc. ..................................        31,767     1,737,258
      Harris Corp. .................................        47,996     2,144,821
      Raytheon Co. (A shares) ......................        45,400     2,616,175
      Tektronix, Inc. ..............................        26,250       928,594
                                                                    ------------
                                                                       9,733,411
                                                                    ------------
  IRON & STEEL -- 2.3%
      LTV Corp. ....................................       228,400     2,184,075
                                                                    ------------
  MISC. MANUFACTURING INDUSTRIES -- 7.1%
      Cooper Industries, Inc. ......................        43,100     2,367,806
      Genuine Parts Co. ............................        55,000     1,900,938
      Johnson Controls, Inc. .......................        43,900     2,510,531
                                                                    ------------
                                                                       6,779,275
                                                                    ------------

                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  PAPER & PAPER PRODUCTS -- 1.2%
      International Paper Co. ......................        27,000  $  1,161,000
                                                                    ------------
  PETROLEUM REFINING -- 2.5%
      Ultramar Diamond Shamrock Corp. ..............        74,850     2,362,453
                                                                    ------------
  PHARMACEUTICAL PREPARATIONS -- 2.6%
      Pharmacia & Upjohn, Inc. .....................        54,200     2,499,975
                                                                    ------------
  RUBBER & PLASTICS -- 2.3%
      Cooper Tire & Rubber Co. .....................       105,400     2,173,875
                                                                    ------------
        TOTAL MANUFACTURING ......................................    33,077,774
                                                                    ------------
MINING -- 3.8%
  COAL -- 1.9%
      Cyprus Amax Minerals Co. .....................       133,050     1,762,912
                                                                    ------------
  OIL & GAS EXPLORATION -- 1.9%
      Kerr-McGee Corp. .............................        32,000     1,852,000
                                                                    ------------
        TOTAL MINING .............................................     3,614,912
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS -- 3.4%
      Post Properties, Inc. ........................        51,400     1,978,900
      Security Capital Pacific Trust* ..............        56,500     1,271,250
                                                                    ------------
        TOTAL REAL ESTATE INVESTMENT TRUSTS ......................     3,250,150
                                                                    ------------
SERVICES -- 7.4%
  BUSINESS SERVICES -- 0.9%
      Olsten Corp. .................................        79,100       884,931
                                                                    ------------
  COMPUTER SERVICES -- 1.3%
      Stratus Computer, Inc.* ......................        50,600     1,280,812
                                                                    ------------
  MEDICAL & HEALTH SERVICES -- 5.2%
      Allegiance Corp. .............................        47,600     2,439,500
      Beverly Enterprises, Inc.* ...................       180,400     2,491,775
                                                                    ------------
                                                                       4,931,275
                                                                    ------------
        TOTAL SERVICES ...........................................     7,097,018
                                                                    ------------
WHOLESALE & RETAIL TRADE -- 13.9%
  MISC. RETAIL STORES -- 6.6%
      Dillards, Inc. (A shares) ....................        72,700     3,012,506
      Pep Boys .....................................        90,800     1,719,525
      Toys "R" Us, Inc.* ...........................        68,300     1,609,319
                                                                    ------------
                                                                       6,341,350
                                                                    ------------
  MISC. WHOLESALE -- 2.2%
      Unisource Worldwide,  Inc. ...................       190,100     2,055,456
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP VALUE EQUITY PORTFOLIO
---------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  RETAIL EATING & DRINKING PLACES -- 2.9%
      Darden Restaurants ...........................        80,900  $  1,284,288
      Lone Star Steakhouse & Saloon, Inc.* .........       109,100     1,506,944
                                                                    ------------
                                                                       2,791,232
                                                                    ------------
  RETAIL FOOD STORES -- 2.2%
      Supervalu, Inc. ..............................        47,400     2,103,375
                                                                    ------------
        TOTAL WHOLESALE & RETAIL TRADE ...........................    13,291,413
                                                                    ------------
        TOTAL COMMON STOCK
          (COST $82,092,326) .....................................    90,257,587
                                                                    ------------
SHORT TERM INVESTMENTS -- 5.2%
      Sansom Street Fund
        (Money Market Portfolio) ...................     2,504,694     2,504,694
      Temp Cash Fund (Dollar Series) ...............     2,504,695     2,504,695
                                                                    ------------
        TOTAL SHORT TERM INVESTMENTS
          (COST $5,009,389) ......................................     5,009,389
                                                                    ------------
TOTAL INVESTMENTS
   (COST $87,101,715) -- 99.7% ...................................    95,266,976
OTHER ASSETS AND LIABILITIES, NET -- 0.3% ........................       284,966
                                                                    ------------
NET ASSETS -- 100.0% .............................................  $ 95,551,942
                                                                    ============

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
COMMON STOCK -- 97.9%
  COMMUNICATION & BROADCASTING -- 0.3%
      Advanced Communications Group,
        Inc.* ......................................        10,000  $     69,375
      Primus Telecommunications Group,
        Inc.* ......................................         9,000       170,438
                                                                    ------------
        TOTAL COMMUNICATION & BROADCASTING .......................       239,813
                                                                    ------------
  ELECTRIC, GAS & WATER UTILITIES -- 3.4%
      Central Hudson Gas & Electric ................         9,200       422,050
      Commonwealth Energy Systems ..................        11,500       434,125
      Nevada Power Co. .............................        23,500       605,125
      Northwest Natural Gas Co. ....................        24,800       693,625
      Rochester Gas and Electric Corp. .............        17,000       542,937
                                                                    ------------
        TOTAL ELECTRIC, GAS & WATER UTILITIES ....................     2,697,862
                                                                    ------------
FINANCE & INSURANCE -- 7.7%
  INSURANCE CARRIERS -- 4.0%
      Guaranteed Life Companies Inc. ...............        19,800       433,125
      HCC Insurance Holdings, Inc. .................        22,000       484,000
      Life USA Holding, Inc. .......................        38,100       492,919
      Protective Life Corp. ........................        19,200       704,400
      PXRE Corp. ...................................        19,700       591,000
      RenaissanceRe Holdings Limited ...............        11,238       520,460
                                                                    ------------
                                                                       3,225,904
                                                                    ------------
  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 0.8%
      JSB Financial, Inc. ..........................        11,000       644,187
                                                                    ------------
  SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 2.1%
      ARM Financial Group, Inc.,
        (A Shares) .................................        34,500       763,312
      T & W Financial Corp.* .......................        30,000       753,750
      Waddell & Reed Financial, Inc. ...............         5,000       119,687
                                                                    ------------
                                                                       1,636,749
                                                                    ------------
  STATE & NATIONAL BANKS -- 0.8%
      Commonwealth Bancorp, Inc. ...................        27,200       623,900
                                                                    ------------
        TOTAL FINANCE & INSURANCE ................................     6,130,740
                                                                    ------------
MANUFACTURING -- 40.4%
  AIRCRAFT & AEROSPACE -- 2.0%
      Triumph Group, Inc.* .........................        37,000     1,554,000
                                                                    ------------
  CHEMICAL & ALLIED PRODUCTS -- 1.7%
      Bush Boake Allen, Inc.* ......................        23,200       680,050
      Cambrex Corp. ................................        20,000       525,000
      TETRA Technologies, Inc.* ....................         9,700       160,050
                                                                    ------------
                                                                       1,365,100
                                                                    ------------

                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  COMPUTERS & OFFICE EQUIPMENT -- 2.0%
      Data General Corp.* ..........................        47,500  $    709,531
      Hyperion Software Corp.* .....................        25,000       712,500
      QLogic Corp.* ................................         5,000       178,437
                                                                    ------------
                                                                       1,600,468
                                                                    ------------
  CONSUMER PRODUCTS -- 0.6%
      Gibson Greetings, Inc. .......................        19,800       495,000
                                                                    ------------
  ELECTRONICS -- 3.2%
      Analog Devices, Inc.* ........................        15,100       370,894
      Burr-Brown Corp.* ............................        24,975       524,475
      Lattice Semiconductor Corp.* .................         9,000       255,656
      Marshall Industries* .........................        20,600       561,350
      Maxim Integrated Products, Inc.* .............        16,000       507,000
      Sensormatic Electronics Corp.* ...............        22,000       308,000
                                                                    ------------
                                                                       2,527,375
                                                                    ------------
  FOOD AND BEVERAGE -- 0.7%
      Chiquita Brands International, Inc. ..........        37,000       520,312
                                                                    ------------
  IRON & STEEL -- 1.4%
      Commercial Metals Co. ........................        15,900       488,925
      Shiloh Industries, Inc.* .....................        32,100       650,025
                                                                    ------------
                                                                       1,138,950
                                                                    ------------
  MISC. ELECTRICAL EQUIPMENT & SUPPLIES -- 1.0%
      Littlefuse, Inc.* ............................        20,000       505,000
      Spectrian Corp.* .............................        19,500       315,656
                                                                    ------------
                                                                         820,656
                                                                    ------------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 3.2%
      Applied Industrial Technologies, Inc. ........        22,875       470,367
      Cognex Corp.* ................................        18,800       347,800
      DT Industries, Inc. ..........................        26,000       630,500
      Global Industrial Technologies, Inc.* ........        39,500       567,812
      Titan International, Inc.* ...................        31,000       527,000
                                                                    ------------
                                                                       2,543,479
                                                                    ------------
  MISC. MANUFACTURING INDUSTRIES -- 6.4%
      3D Systems Corp.* ............................         9,200        90,275
      Advance Lighting Technologies,
        Inc.* ......................................        20,300       471,975
      Borge-Warner Automotive, Inc. ................         9,500       456,594
      Brown & Sharpe Manufacturing Co.,
        (A Shares)* ................................        34,100       409,200
      Cavalier Homes, Inc. .........................        13,125       169,805
      Commonwealth Industries, Inc. ................        28,100       281,000
      Griffon Corp.* ...............................        41,700       534,281
      Harman International Industries ..............        16,910       651,035
      Hayes Lemmerz International, Inc.* ...........         7,000       278,250

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
      International Speedway Corp.,
        (A Shares) .................................        17,000  $    483,437
      Juno Lighting, Inc. ..........................        34,100       805,612
      Lawson Products, Inc. ........................         5,000       128,750
      Watts Industries, Inc. .......................        18,600       388,275
                                                                    ------------
                                                                       5,148,489
                                                                    ------------
  OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
      Camco International, Inc. ....................        12,000       934,500
                                                                    ------------
  OIL FIELD SERVICES -- 0.5%
      Pool Energy Service Co.* .....................        27,200       401,200
                                                                    ------------
  PAPER & PAPER PRODUCTS -- 0.6%
      Glatfelter (P.H.) Co. ........................        29,400       464,887
                                                                    ------------
  PETROLEUM REFINING -- 0.8%
      Tesoro Petroleum* ............................        38,200       606,425
                                                                    ------------
  PHARMACEUTICAL PREPARATIONS -- 2.4%
      Cellegy Pharmaceuticals* .....................        25,000       139,062
      Roberts Pharmaceuticals* .....................        43,300       995,900
      Scherer RP Corp.* ............................         9,000       797,625
                                                                    ------------
                                                                       1,932,587
                                                                    ------------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 6.4%
      Anika Therapeutics Inc.* .....................         3,240        47,385
      Closure Medical Corp.* .......................        15,000       373,125
      Conmed Corp.* ................................        35,700       821,100
      Cryolife Inc.* ...............................        32,000       504,000
      Haemonetics Corp.* ...........................        33,000       528,000
      Mentor Corp. .................................        28,000       679,000
      Protein Design Lab, Inc.* ....................        30,000       722,812
      Respironics, Inc.* ...........................        11,800       183,638
      Theragenics Corp.* ...........................        46,000     1,198,875
      Vivus, Inc.* .................................        14,000        84,438
                                                                    ------------
                                                                       5,142,373
                                                                    ------------
  RUBBER & PLASTICS -- 0.9%
      Ball Corp. ...................................        18,700       751,506
                                                                    ------------
  TELECOMMUNICATIONS EQUIPMENT -- 4.1%
      Allen Telecom, Inc.* .........................        21,300       247,612
      Anadigics, Inc.* .............................        15,100       205,737
      Black Box Corp.* .............................        16,700       554,231
      Coherent Communications Systems,
        Corp.* .....................................        12,000       561,750
      Glenayre Technologies* .......................        41,200       442,900
      Microwave Power Devices, Inc.* ...............        15,900       107,325
      Network Equipment Technologies* ..............        38,000       596,125
      Xylan Corp.* .................................        20,000       596,250
                                                                    ------------
                                                                       3,311,930
                                                                    ------------

                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  TEXTILES & APPAREL -- 1.3%
      Unifirst Corp. ...............................        20,000  $    500,000
      Wellman, Inc. ................................        25,600       580,800
                                                                    ------------
                                                                       1,080,800
                                                                    ------------
        TOTAL MANUFACTURING ......................................    32,340,037
                                                                    ------------
  OIL & GAS -- 1.5%
      Devon Energy Corp. ...........................        15,000       524,063
      Energen Corp. ................................        33,600       676,200
                                                                    ------------
        TOTAL OIL & GAS ..........................................     1,200,263
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS -- 1.7%
      American Health Properties, Inc. .............        20,300       507,500
      Developers Diversified Realty
        Corp.* .....................................         9,500       372,281
      Kilroy Realty Corp. ..........................        20,500       512,500
                                                                    ------------
        TOTAL REAL ESTATE INVESTMENT TRUSTS ......................     1,392,281
                                                                    ------------
SERVICES -- 22.0%
  BUSINESS SERVICES -- 3.8%
      CDI Corp.* ...................................        12,500       334,375
      Inacom Corp.* ................................        18,900       600,075
      Norrell Corp. ................................        34,600       689,838
      SOS Staffing Services, Inc.* .................        24,000       421,500
      The Profit Recovery Group
        International, Inc.* .......................        35,000       977,813
                                                                    ------------
                                                                       3,023,601
                                                                    ------------
  COMPUTER SERVICES -- 9.6%
      Acxiom Corp.* ................................        55,700     1,389,019
      Boole & Babbage Inc.* ........................        22,612       539,862
      Ceridian Corp.* ..............................         9,200       540,500
      Computer Task Group, Inc. ....................        22,200       743,700
      Factset Research Systems, Inc.* ..............        17,200       559,000
      Fiserv, Inc.* ................................        30,000     1,274,063
      Intergraph Corp.* ............................        41,000       351,063
      Mastech Corp.* ...............................        26,200       736,875
      Network Associates, Inc.* ....................         6,250       299,219
      SunGard Data Systems, Inc.* ..................        30,000     1,151,250
      XcelleNet, Inc.* .............................         5,800       130,138
                                                                    ------------
                                                                       7,714,689
                                                                    ------------
  MEDICAL & HEALTH SERVICES -- 3.6%
      Genesis Health Ventures, Inc.* ...............        23,000       575,000
      Healthplan Services Corp. ....................        29,200       511,000
      Integrated Health Services, Inc. .............        21,500       806,250
      NovaCare, Inc.* ..............................        40,100       471,175
      Orthodontic Centers of America,
        Inc.* ......................................        24,000       502,500
                                                                    ------------
                                                                       2,865,925
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  PERSONAL SERVICES -- 3.9%
      Alternative Living Services, Inc.* ...........        31,000  $    837,000
      F.Y.I., Inc.* ................................        10,200       290,700
      ITT Educational Services, Inc.* ..............        15,000       483,750
      Shurgard Storage Centers, Inc. ...............        18,200       505,050
      Stewart Enterprises, Inc. ....................        36,300       966,488
                                                                    ------------
                                                                       3,082,988
                                                                    ------------
  SANITARY SERVICES -- 1.1%
      Allied Waste Industries, Inc.* ...............        37,900       909,600
                                                                    ------------
        TOTAL SERVICES .............................                  17,596,803
                                                                    ------------
  TRANSPORTATION -- 4.8%
      Air Express International Corp. ..............        34,580       925,015
      Coach USA, Inc.* .............................        10,000       456,250
      Consolidated Freightways Corp.* ..............        35,100       489,206
      Pittston Burlington Group ....................        22,100       343,931
      Roadway Express, Inc. ........................         8,000       151,000
      Sea Containers, Ltd. .........................        25,544       977,058
      Simon Transportation Services, Inc.* .........        34,000       227,375
      Yellow Corp.* ................................        14,400       267,300
                                                                    ------------
        TOTAL TRANSPORTATION .....................................     3,837,135
                                                                    ------------
WHOLESALE & RETAIL TRADE -- 16.1%
  MISCELLANEOUS RETAIL STORES -- 4.8%
      A.C. Moore Arts & Crafts, Inc.* ..............        36,000       585,000
      Barnes & Noble, Inc.* ........................        13,800       516,638
      Borders Group, Inc.* .........................        15,000       555,000
      Longs Drug Stores, Inc. ......................        22,800       658,350
      O'Reilly Automotive, Inc.* ...................        43,400     1,562,400
                                                                    ------------
                                                                       3,877,388
                                                                    ------------
  RETAIL APPAREL & ACCESSORY STORES -- 2.5%
      Big Dog Holdings, Inc.* ......................        50,000       256,250
      Brown Group, Inc. ............................        32,100       637,988
      Linens 'N Things, Inc. .......................        35,200     1,075,800
                                                                    ------------
                                                                       1,970,038
                                                                    ------------
  RETAIL BUILDING MATERIAL -- 0.9%
      Hughes Supply, Inc. ..........................        19,300       706,863
                                                                    ------------
  RETAIL EATING & DRINKING PLACES -- 1.4%
      Bob Evans Farms, Inc. ........................        31,700       671,644
      Checkers Drive-In Restaurants* ...............         3,093           918
      Mortons Restaurant Group, Inc.* ..............        20,000       481,250
                                                                    ------------
                                                                       1,153,812
                                                                    ------------
  RETAIL FOOD STORES -- 0.7%
      Ingles Markets, Inc., (A Shares) .............        37,700       546,650
                                                                    ------------

                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           ------     --------
  RETAIL FURNITURE & APPLIANCE STORES -- 2.9%
      Heilig-Meyers Co. ............................        46,500  $    572,531
      Springs Industries, Inc., (A Shares) .........         9,700       447,413
      Williams Sonoma, Inc.* .......................        39,200     1,247,050
                                                                    ------------
                                                                       2,266,994
                                                                    ------------
  WHOLESALE - CHEMICALS & DRUGS -- 0.6%
      AmeriSource Health Corp.,
        (A Shares)* ................................         7,500       492,656
                                                                    ------------
  WHOLESALE MISCELLANEOUS -- 2.3%
      A.M. Castle & Co. ............................        16,700       367,400
      Daisytek International Corp.* ................        20,800       529,100
      Nash-Finch Company ...........................        29,100       438,319
      Watsco, Inc. .................................        15,000       527,813
                                                                    ------------
                                                                       1,862,632
                                                                    ------------
        TOTAL WHOLESALE & RETAIL TRADE ...........................    12,877,033
                                                                    ------------
        TOTAL COMMON STOCK
          (COST $61,615,204) .....................................    78,311,967
                                                                    ------------
SHORT TERM INVESTMENTS -- 1.9%
      Sansom Street Fund
        (Money Market Portfolio) ...................       749,362       749,362
      Temp Cash Fund (Dollar Series) ...............       749,362       749,362
                                                                    ------------
        TOTAL SHORT TERM INVESTMENTS
          (COST $1,498,724) ......................................     1,498,724
                                                                    ------------
TOTAL INVESTMENTS -- 99.8%
  (COST $63,113,928) .............................................    79,810,691

OTHER ASSETS AND LIABILITIES, NET -- 0.2% ........................       141,830
                                                                    ------------
NET ASSETS -- 100.0% .............................................  $ 79,952,521
                                                                    ============


* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                                      VALUE
                                                 INDUSTRY                                  SHARES    (NOTE 2)
                                                 --------                                  ------   ----------
COMMON STOCK (94.0%)
ARGENTINA (0.7%)
  YPF Sociedad Anonima - ADR                  Oil & Gas Exploration .....................  15,200   $  456,950
                                                                                                    ----------
AUSTRALIA (1.7%)
  AMP Limited*                                Health Insurance ..........................   3,800       44,474
  Australia & New Zealand Bank Group Ltd.     Banking ...................................  63,000      434,601
  National Australia Bank Ltd.                Banking ...................................  25,200      332,388
  Publishing & Broadcasting Ltd.              Communication & Broadcasting ..............  35,000      150,632
  QBE Insurance Group Ltd.                    Insurance Carriers ........................  38,000      134,129
                                                                                                    ----------
                                                                                                     1,096,224
                                                                                                    ----------
AUSTRIA (1.5%)
  OMV AG                                      Oil Field Machinery & Equipment ...........   2,200      294,684
  RHI AG                                      Miscellaneous Manufacturing Industries ....   8,600      416,489
  Voest-Alpine Stahl AG                       Iron & Steel ..............................   6,000      240,491
                                                                                                    ----------
                                                                                                       951,664
                                                                                                    ----------
BELGIUM (0.9%)
  Barco NV                                    Electronic Equipment ......................   2,000      558,989
                                                                                                    ----------
CANADA (1.8%)
  Canadian National Railway Co.               Transportation ............................   5,160      274,125
  Imasco Ltd.                                 Diversified - Consumer Products ...........  20,400      376,637
  Royal Bank of Canada                        Banking ...................................   8,400      505,529
                                                                                                    ----------
                                                                                                     1,156,291
                                                                                                    ----------
CHILE (0.3%)
  Enersis S.A.-ADR                            Electric, Gas & Water Utilities ...........   6,600      161,288
                                                                                                    ----------
DENMARK (1.2%)
  BG Bank AS                                  Banking ...................................   6,000      371,612
  Danisco AS                                  Food & Beverage ...........................   6,100      409,800
                                                                                                    ----------
                                                                                                       781,412
                                                                                                    ----------
FINLAND (3.3%)
  Kemira Oyj                                  Chemical & Allied Products ................  20,300      209,790
  Nokia Oyj (A Shares)                        Telecommunications Equipment ..............   4,900      360,368
  Nokia Corp.-ADR (A Shares)                  Telecommunications Equipment ..............   5,700      413,606
  Pohjola Group Insurance Co. (B Shares)      Insurance Carriers ........................   4,200      208,986
  Sampo Insurance Co. PLC (A Shares)          Insurance Carriers ........................  15,280      724,107
  UPM-Kymmene Oyj                             Paper & Paper Products ....................   7,000      192,655
                                                                                                    ----------
                                                                                                     2,109,512
                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                                    VALUE
                                                 INDUSTRY                                SHARES    (NOTE 2)
                                                 --------                                ------   ----------
FRANCE (8.3%)
  Accor SA                          Diversified - Lodging & Travel Services ............  1,011   $  282,931
  Alcatel Alsthom                   Telecommunications Equipment .......................  2,135      434,696
  Axa                               Insurance Carriers .................................  6,164      693,268
  Bouygues SA                       Building & Construction ............................    395       71,735
  Canal Plus                        Communication & Broadcasting .......................    995      185,965
  Carrefour Supermarche SA          Retail Food Stores .................................    364      230,283
  Christian Dior SA                 Consumer Products ..................................    657       82,695
  Compagnie de Saint Gobain         Industrial Materials ...............................  2,761      511,920
  Compagnie Financiere de Paribas   Savings, Credit & Other Financial Institutions .....  3,190      341,369
  Credit Commercial de France       Banking ............................................  1,616      136,047
  Elf Aquitaine SA                  Petroleum Refining .................................  2,120      298,047
  France Telecom SA                 Telecommunications .................................  3,005      207,257
  Danone                            Food and Beverage ..................................    821      226,365
  Lafarge SA                        Building Materials .................................  2,000      206,747
  Lagardere SCA                     Diversified - Business & Consumer Services .........  3,467      144,333
  Louis Vuitton Moet Hennessy       Diversified - Consumer Products ....................    854      170,912
  Rhodia SA*                        Electronic Equipment ...............................  1,593       44,423
  Rhone-Poulenc SA                  Chemical & Allied Products .........................  4,605      259,725
  Schneider SA                      Electronic Equipment ...............................  2,939      234,351
  Societe Television Francaise 1    Communication & Broadcasting .......................    962      149,089
  Suez Lyonnaise des Eaux           Diversified - Industrial & Financial Services ......  1,806      297,215
  Thomson CSF                       Electronic Equipment ...............................  3,756      142,884
                                                                                                  ----------
                                                                                                   5,352,257
                                                                                                  ----------
GERMANY (9.5%)
  Allianz AG                        Insurance Carriers .................................    993      327,327
  BASF AG                           Chemical & Allied Products .........................  5,378      254,743
  Bayerische Vereinsbank AG         Banking ............................................  4,955      421,374
  BHF-Bank AG                       Banking ............................................  4,076      154,343
  Daimler-Benz AG                   Automobiles ........................................  3,700      362,819
  Deutsche Telekom AG - ADR*        Telecommunications .................................  3,226       88,715
  Deutsche Telekom AG               Telecommunications .................................  6,350      171,324
  Dresdner Bank AG                  Banking ............................................  4,513      243,273
  Heidelberger Druckmaschinen AG    Printing & Publishing Machinery ....................    761       63,240
  Hoechst AG                        Chemical & Allied Products ......................... 13,699      683,800
  Mannesmann AG                     Misc. Industrial Machinery & Equipment .............  3,946      403,994
  Muenchener Rueckversicherung AG   Insurance Carriers .................................    724      358,986
  Phoenix AG                        Rubber & Plastics .................................. 14,800      339,861
  RWE AG                            Diversified - Oil & Chemical .......................  4,829      286,257
  SAP AG                            Computer Services ..................................  1,810    1,098,015
  Schering AG                       Pharmaceutical Preparations ........................  1,925      226,837
  Siemens AG                        Diversified - Industrial & ConsumerProducts ........  1,755      106,757
  VEBA AG                           Electric, Gas & Water Utilities ....................  3,080      209,880
  Viag AG                           Electric, Gas & Water Utilities ....................    479      323,751
                                                                                                  ----------
                                                                                                   6,125,296
                                                                                                  ----------


    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                                          VALUE
                                                 INDUSTRY                                      SHARES    (NOTE 2)
                                                 --------                                      ------   ----------
HONG KONG (2.0%)
  Anhui Expressway Co., Ltd.                Transportation .................................. 154,000   $   15,502
  Cheung Kong Holdings, Ltd.                Real Estate .....................................  21,000      103,258
  China Telecom, Ltd.*                      Telecommunications ..............................  10,000       17,358
  Citic Pacific, Ltd.                       Diversified - Industrial & Financial Services ...  25,000       44,202
  Cosco Pacific, Ltd.                       Transportation ..................................  38,000       13,609
  Esprit Holdings, Ltd.                     Retail Apparel & Accessory Stores ............... 536,000      162,559
  First Pacific Co., Ltd.                   Diversified - Industrial & Financial Services ...   5,985        2,510
  GZI Transport, Ltd.                       Transportation ..................................  72,000       16,261
  HSBC Holdings PLC                         Banking .........................................   9,160      224,018
  Hutchinson Whampoa, Ltd.                  Diversified - Industrial & Financial Services ...  21,000      110,846
  Jardine Matheson Holdings, Ltd.*          Diversified - Industrial & Financial Services ...  10,400       28,080
  Jiangsu Expressway Co., Ltd.              Transportation ..................................  80,000       15,177
  Kerry Properties, Ltd.                    Real Estate .....................................  41,000       30,160
  National Mutual Asia,Ltd                  Insurance Carriers .............................. 315,000      201,230
  New World Development Co., Ltd.           Real Estate .....................................  39,000       75,498
  New World Infrastructure, Ltd.*           Transportation ..................................  24,000       27,566
  Shenzhen Expressway Co., Ltd.             Transportation ..................................  94,000       17,348
  Sichuan Expressway Co.                    Transportation .................................. 146,000       13,943
  Sun Hung Kai Properties, Ltd.             Real Estate .....................................   9,000       38,213
  Television Broadcasts, Ltd.               Communication & Broadcasting ....................  34,000       89,952
  Zhejiang Expressway Co., Ltd.             Transportation ..................................  96,000       16,106
                                                                                                        ----------
                                                                                                         1,263,396
                                                                                                        ----------
IRELAND (3.9%)
  Bank of Ireland                           Banking .........................................  49,399    1,009,437
  Elan Corp. - ADR*                         Pharmaceutical Systems ..........................   3,100      199,369
  Independent Newspapers PLC                Printing & Publishing ...........................  71,981      386,547
  Irish Life PLC                            Insurance Carriers ..............................  95,000      874,562
                                                                                                        ----------
                                                                                                         2,469,915
                                                                                                        ----------
ISRAEL (1.0%)
  ECI Telecommunications, Ltd.*             Telecommunications Equipment ....................  10,200      386,325
  Orbotech, Ltd.*                           Electronic Equipment ............................   6,600      240,075
                                                                                                        ----------
                                                                                                           626,400
                                                                                                        ----------
ITALY (5.8%)
  Assicurazioni Generali                    Insurance Carriers ..............................  12,760      414,913
  Banca Commerciale Italiana                Banking .........................................  14,400       86,114
  Banca di Roma*                            Banking .........................................  56,000      116,565
  Banco Intesa SPA                          Banking .........................................  12,100       67,697
  Credito Italiano SPA                      Banking .........................................  15,500       81,138
  Ente Nazionale Idrocarburi SPA            Petroleum Refining ..............................  46,100      302,138
  Fiat SPA                                  Automobiles .....................................  35,200      154,064
  Istituto Bancario San Paolo di Torino     Banking .........................................  36,000      519,479
  Istituto Mobiliare Italiano SPA           Banking .........................................  14,300      225,254
  Istituto Nazionale delle Assicurazioni    Insurance Carriers ..............................  77,100      219,040
  Pirelli SPA                               Miscellaneous Manufacturing Industries .......... 180,000      562,009
  Telecom Italia SPA                        Telecommunications ..............................  93,547      688,623
  Telecom Italia SPA di Risp                Telecommunications ..............................  65,000      314,661
                                                                                                        ----------
                                                                                                         3,751,695
                                                                                                        ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                                                 VALUE
                                                 INDUSTRY                                             SHARES    (NOTE 2)
                                                 --------                                             ------   ----------
JAPAN (7.2%)
  Bridgestone Corp.                            Rubber & Plastics ...................................   5,000   $  118,168
  Canon, Inc.                                  Computers & Office Equipment ........................   6,000      136,182
  Daiwa Securities Co., Ltd.                   Security & Commodity Brokers, Dealers & Services ....  28,000      120,445
  FamilyMart Co.                               Miscellaneous Retail Stores .........................   7,700      292,942
  Fujitsu Ltd.                                 Computers & Office Equipment ........................   9,000       94,679
  Honda Motor Co., Ltd.                        Automobiles .........................................  13,000      462,730
  Keyence Corp.                                Electronic Equipment ................................     600       65,281
  Matsushita Electric Industrial Co., Ltd.     Electronic Equipment ................................   8,000      128,544
  Minebea Co., Ltd.                            Electronic Equipment ................................  10,000       99,506
  Mitsui Trust & Banking Co., Ltd.             Banking .............................................  83,000      195,561
  Nichiei Co., Ltd.                            Savings, Credit & Other Financial Institutions ......   1,550      105,429
  Nintendo Co., Ltd.                           Games & Toys ........................................   1,800      166,661
  Nippon Telegraph & Telephone Corp.           Telecommunications ..................................  42,000      348,020
  Nomura Securities Co., Ltd.                  Security & Commodity Brokers, Dealers & Services ....  12,000      139,640
  SMC Corp.                                    Miscellaneous Electrical Machinery ..................   1,200       91,220
  Sony Corp.                                   Electronic Equipment ................................   4,200      361,638
  Sony Corp. (Morgan Stanley CPS)*             Electronic Equipment ................................     125      222,969
  Sumitomo Electric Industries                 Telecommunications Equipment ........................   5,000       50,546
  Takeda Chemical Industries                   Pharmaceutical Preparations .........................  20,000      531,758
  Takefuji Corp.                               Savings, Credit & Other Financial Institutions ......   1,500       69,172
  TDK Corp.                                    Computers & Office Equipment ........................   4,000      295,421
  Teijin Ltd.                                  Textiles & Apparel ..................................  27,000       81,709
  Tokyo Electron Ltd.                          Electronic Equipment ................................   2,000       61,246
  Yamanouchi Pharmaceutical Co. Ltd.           Pharmaceutical Preparations .........................   5,000      104,118
  Yasuda Fire & Marine Insurance Co., Ltd.     Insurance Carriers ..................................  69,000      293,331
                                                                                                               ----------
                                                                                                                4,636,916
                                                                                                               ----------
MEXICO (1.6%)
  Grupo Collado SA*                            Iron & Steel ........................................ 120,000      186,957
  Grupo Financiero Banorte SA (B Shares)*      Security & Commodity Brokers, Dealers & Services .... 284,200      307,413
  Panamerican Beverages, Inc.-ADR              Food and Beverage ...................................   6,200      194,913
  Desc Sa de CV-ADR                            Savings, Credit & Other Financial Institutions ......  12,300      244,463
  Tubos de Acero de Mexico SA                  Iron & Steel ........................................   5,900       75,594
                                                                                                               ----------
                                                                                                                1,009,340
                                                                                                               ----------
NETHERLANDS (9.1%)
  ABN AMRO Holding NV                          Banking .............................................   9,100      212,937
  Aegon NV                                     Insurance Carriers ..................................  17,822    1,550,714
  Akzo Nobel NV                                Chemical & Allied Products ..........................     830      184,506
  Baan Co. NV*                                 Computer Services ...................................  10,800      388,100
  Benckiser NV (B Shares)*                     Consumer Products ...................................   3,600      221,392
  Elsevier NV                                  Printing & Publishing ...............................  11,520      173,857

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                   VALUE
                                             INDUSTRY                   SHARES    (NOTE 2)
                                             --------                   ------   ----------
  Heineken Holdings                      Food and Beverage ...........   3,453   $  113,730
  Koninklijke Bols Wessanen NV           Food and Beverage ...........  16,300      234,778
  Buhrmann NV                            Paper & Paper Products ......  18,300      472,294
  Koninklijke KPN NV                     Telecommunications ..........   7,500      288,686
  New Holland NV                         Farm Machinery ..............  11,000      215,875
  Royal Philips Electronics NV           Electronic Equipment ........   4,800      403,496
  Royal Dutch Petroleum Co.              Petroleum Refining ..........   2,960      164,136
  TNT Post Group NV*                     Transportation ..............   7,500      191,720
  Unilever NV                            Consumer Products ...........   2,900      230,093
  Koninklijke Van Ommeren NV             Transportation ..............   4,000      167,927
  Verenigd Bezit NV VNU                  Printing & Publishing .......  18,000      653,912
                                                                                 ----------
                                                                                  5,868,153
                                                                                 ----------
NEW ZEALAND (0.8%)
  Telecom Corp. of New Zealand, Ltd.     Telecommunications .......... 119,000      490,464
                                                                                 ----------
NORWAY (0.6%)
  Orkla ASA (B Shares)                   Food & Beverage .............  17,700      372,520
                                                                                 ----------
PHILIPPINES (0.0%)
  Ayala Corporation                      Real Estate .................   7,550        1,946
  Ayala Land, Inc.                       Real Estate .................   9,375        2,698
                                                                                 ----------
                                                                                      4,644
                                                                                 ----------
PORTUGAL (1.1%)
  Jeronimo Martins SGPS SA               Retail Food Stores ..........   3,800      182,553
  Portugal Telecom SA                    Telecommunications ..........  10,260      543,771
                                                                                 ----------
                                                                                    726,324
                                                                                 ----------
SINGAPORE (0.6%)
  City Developments, Ltd.                Real Estate .................  15,000       41,906
  Development Bank of Singapore, Ltd.    Banking .....................  26,000      143,890
  Elec & Eltek International Co., Ltd.   Electronic Equipment ........  58,000      196,040
                                                                                 ----------
                                                                                    381,836
                                                                                 ----------
SOUTH AFRICA (0.3%)
  Sasol, Ltd.                            Oil & Gas Exploration .......  37,000      215,780
                                                                                 ----------
SOUTH KOREA (0.3%)
  Samsung Display Devices Co.            Electronic Equipment ........     125        3,414
  SK Telecom Co., Ltd. - ADR             Telecommunications ..........  35,000      194,688
                                                                                 ----------
                                                                                    198,102
                                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                                             VALUE
                                                 INDUSTRY                                         SHARES    (NOTE 2)
                                                 --------                                         ------   ----------
SPAIN (4.3%)
  Actividades de Construccion y Servicios SA   Transportation Equipment .......................   12,600   $  379,012
  Banco Santander SA                           Banking ........................................   34,680      889,144
  Repsol SA                                    Oil & Gas Exploration ..........................    7,500      413,972
  Repsol SA-ADR                                Oil & Gas Exploration ..........................    3,000      165,000
  Telefonica SA                                Telecommunications .............................    8,182      378,930
  Vallehermoso SA                              Real Estate ....................................   15,000      552,616
                                                                                                           ----------
                                                                                                            2,778,674
                                                                                                           ----------
SWEDEN (4.6%)
  AGA AB (B Shares)                            Chemical & Allied Products .....................    5,900       90,258
  Astra AB (B Shares)                          Pharmaceutical Preparations ....................   11,200      223,299
  Autoliv, Inc.                                Automobile Parts ...............................    7,500      237,188
  Bure Investment Aktiebolaget AB              Diversified - Investment Companies .............   11,000      175,174
  Ericsson LM (B Shares)                       Telecommunications Equipment ...................    9,600      280,478
  Nordbanken Holding AB                        Banking ........................................   21,070      154,558
  Pharmacia & Upjohn, Inc.                     Pharmaceutical Preparations ....................    5,000      230,095
  Skandia Forsakring AB                        Insurance Carriers .............................   26,840      383,671
  Svenska Handelsbanken (B Shares)             Banking ........................................   13,000      570,536
  Swedish Match AB                             Tobacco Products ...............................   90,000      299,061
  Trelleborg AB (B Shares)                     Diversified - Industrial Products ..............   23,500      309,406
                                                                                                           ----------
                                                                                                            2,953,724
                                                                                                           ----------
SWITZERLAND (6.4%)
  Ciba Specialty Chemicals AG                  Chemical & Allied Products .....................    1,543      198,113
  Clariant AG                                  Chemical & Allied Products .....................      519      341,823
  Credit Suisse Group                          Banking ........................................    1,651      367,358
  Nestle SA                                    Food and Beverage ..............................      368      787,526
  Novartis AG (Bearer Shares)                  Pharmaceutical Preparations ....................      355      591,195
  Novartis AG                                  Pharmaceutical Preparations ....................      410      682,248
  Sig Holding AG                               Misc. Industrial Machinery & Equipment .........      800      651,367
  United Bank of Switzerland AG                Banking ........................................      510      189,635
  Zurich Versicherungs AG                      Insurance Carriers .............................      460      293,563
                                                                                                           ----------
                                                                                                            4,102,828
                                                                                                           ----------
UNITED KINGDOM (15.2%)
  Amvescap PLC                                 Savings,Credit & Other Financial Institutions ..   38,000      370,908
  BAA PLC                                      Transportation .................................   47,338      511,024
  Bank of Ireland                              Banking ........................................   16,000      329,162
  Barclays PLC                                 Banking ........................................    8,600      247,953
  BOC Group PLC                                Chemical & Allied Products .....................   11,061      150,688
  British Aerospace PLC                        Aircraft & Aerospace ...........................   71,200      546,468
  British Airways PLC                          Transportation .................................   11,270      121,944
  British Energy PLC                           Electric, Gas & Water Utilities ................   43,000      375,947
  Bunzl Plc                                    Paper & Paper Products .........................   57,000      268,195
  Carlton Communications PLC                   Communication & Broadcasting ...................   53,176      474,675
  Charter PLC                                  Misc. Industrial Machinery & Equipment .........   28,300      296,297
  Cookson Group PLC                            Misc. Industrial Machinery & Equipment .........  109,000      374,645
  Diageo PLC                                   Food and Beverage ..............................   31,912      378,041
  Diageo PLC (B Shares)                        Food and Beverage ..............................    1,088        9,304
  General Electric Co. PLC                     Misc. Electrical Machinery & Equipment .........   31,848      274,460

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                                       VALUE
                                              INDUSTRY                                    SHARES     (NOTE 2)
                                              --------                                    ------    ----------
  Glaxo Wellcome PLC                        Pharmaceutical Preparations ................   8,125   $   243,883
  Greencore Group PLC                       Food and Beverage ..........................  59,000       315,013
  Imperial Chemical Industries PLC          Chemcial & Allied Products .................   6,745       108,264
  Imperial Tobacco Group PLC                Tobacco Products ...........................  57,100       419,671
  Lloyds TSB Group PLC                      Banking ....................................  23,301       325,407
  National Westminster Bank PLC             Banking ....................................  18,100       323,441
  Orange PLC*                               Communication & Broadcasting ...............  32,487       344,199
  Pearson PLC                               Printing & Publishing ......................  14,243       260,934
  Pilkington PLC                            Misc. Industrial Machinery & Equipment .....  40,443        74,902
  PowerGen PLC                              Electric, Gas & Water Utilities ............   8,066       111,433
  Reckitt & Colman PLC                      Consumer Products ..........................  16,000       305,403
  Reuters Group PLC                         Information Services .......................  24,750       282,874
  Rio Tiuto PLC                             Miscellaneous Metal Ores ...................   8,066        90,842
  Shell Transport & Trading Co. PLC         Petroleum Refining .........................   9,589        67,517
  Siebe PLC                                 Misc. Electrical Machinery & Equipment .....  20,906       418,232
  Smithkline Beecham PLC                    Pharmaceutical Preparations ................  15,827       192,642
  WPP Group PLC                             Advertising ................................ 126,691       833,911
  Zeneca Group PLC                          Pharmaceutical Preparations ................   7,678       329,493
                                                                                                   -----------
                                                                                                     9,777,772
                                                                                                   -----------
         TOTAL COMMON STOCK
          (COST $49,452,122) ...........................................................            60,378,366
                                                                                                   -----------
PREFERRED STOCK (1.6%)
GERMANY (1.1%)
  Fresenius AG                              Pharmaceutical Preparations ................   1,666       310,120
  SAP AG                                    Computers & Office Equipment ...............     579       393,585
                                                                                                   -----------
                                                                                                       703,705
                                                                                                   -----------
BRAZIL (0.5%)
  Telecomunicacoes de Sao Paulo SA          Telecommunications ......................... 950,000       226,697
  Telesp Celular S.A. (B Shares)            Telecommunications ......................... 950,000        79,672
                                                                                                   -----------
                                                                                                       306,369
                                                                                                   -----------
         TOTAL PREFERRED STOCK
          (COST $930,789) ..............................................................             1,010,074
                                                                                                   -----------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
                                                                                  --------------
CORPORATE BONDS (0.1%)
GERMANY (0.0%)
  Daimler-Benz, 06/14/02 .......................................................  DEM         54         4,984
                                                                                                   -----------
JAPAN (0.1%)
  Sumitomo Trust & Banking Cayman Capital,
    0.50%, 10/01/07 ............................................................  JPY 10,000,000        60,886
                                                                                                   -----------
         TOTAL CORPORATE BONDS
          (COST $90,789) .......................................................................        65,870
                                                                                                   -----------
TOTAL INVESTMENTS (Cost $50,473,700) -- 95.7% ..................................................    61,454,310

OTHER ASSETS AND LIABILITIES, NET -- 4.3% ......................................................     2,749,717
                                                                                                   -----------
NET ASSETS -- 100.0% ...........................................................................   $64,204,027
                                                                                                   ===========

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                    LARGE CAP        LARGE CAP       SMALL CAP     INTERNATIONAL
                                                  GROWTH EQUITY    VALUE EQUITY       EQUITY          EQUITY
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------    ------------     -----------    -------------
ASSETS:
Investments in securities, at value (Note 2) .    $211,211,215      $95,266,976     $79,810,691     $61,454,310
Cash in interest bearing account .............              --               --              --       2,392,088
Receivables:
   Dividends and interest ....................         130,199          192,066          48,570         334,271
   Fund shares sold ..........................         181,018           96,822         110,275              --
   Foreign taxes .............................              --               --              --          26,852
Unamortized organizational costs .............              --           37,741          34,588          49,723
Other assets .................................           1,378               --              --              --
                                                  ------------      -----------     -----------     -----------
   Total assets ..............................     211,523,810       95,593,605      80,004,124      64,257,244
                                                  ------------      -----------     -----------     -----------
LIABILITIES:
Due to Manager (Note 4) ......................          27,226            2,078           1,838           1,971
Payables:
   Fund shares redeemed ......................         173,312               --          13,535              --
Other accrued expenses (Note 4) ..............           6,850           39,585          36,230          51,246
                                                  ------------      -----------     -----------     -----------
   Total liabilities .........................         207,388           41,663          51,603          53,217
                                                  ------------      -----------     -----------     -----------
NET ASSETS ...................................    $211,316,422      $95,551,942     $79,952,521     $64,204,027
                                                  ============      ===========     ===========     ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest ................    $     87,877      $    94,799     $    79,123     $    63,565
Additional paid-in capital ...................     162,093,608       87,282,264      63,164,212      53,141,814
Undistributed net investment income (loss) ...        (104,190)           9,618          12,423          29,549
Accumulated net realized gain (loss) on:
   Investment transactions ...................      18,235,588               --              --              --
   Foreign currency transactions .............              --               --              --            (579)
Net unrealized appreciation (depreciation) on:
   Investments (Note 3) ......................      31,003,539        8,165,261      16,696,763      10,980,610
   Translation of assets and liabilities in
      foreign currencies .....................              --               --              --         (10,932)
                                                  ------------      -----------     -----------     -----------
NET ASSETS ...................................    $211,316,422      $95,551,942     $79,952,521     $64,204,027
                                                  ============      ===========     ===========     ===========
Shares of beneficial interest outstanding ....       8,787,659        9,479,887       7,912,252       6,356,487
                                                  ------------      -----------     -----------     -----------
NET ASSET VALUE, offering and redemption price
   per share (Net assets/outstanding shares of
   beneficial interest, $0.01 par value) .....          $24.05           $10.08          $10.10          $10.10
                                                        ======           ======          ======          ======

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 1998 (Unaudited)

                                                                LARGE CAP       LARGE CAP         SMALL CAP        INTERNATIONAL
                                                              GROWTH EQUITY    VALUE EQUITY        EQUITY              EQUITY
                                                                PORTFOLIO    PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)
                                                              -------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ...............................................  $    189,469     $     12,104        $     15,450      $     34,110
   Interest ................................................       133,675            1,436                 452                11
   Foreign taxes withheld ..................................            --               --                  --            (1,078)
                                                               -----------         --------            --------          --------
                                                                   323,144           13,540              15,902            33,043
                                                               -----------         --------            --------          --------
EXPENSES:
   Management fee (Note 4) .................................       318,089            2,876               2,609             2,271
   Distribution expenses (Note 4) ..........................         1,396               --                  --                --
   Custodian fee (Note 4) ..................................        19,708              161                 123               161
   Transfer Agent fee (Note 4) .............................         8,679              155                 129               103
   Administration fee (Note 4) .............................        46,369              523                 435               349
   Accounting fee (Note 4) .................................         3,822               --                  --                --
   Trustees' fees and expenses (Note 4) ....................         2,521               16                  16                16
   Professional fees .......................................        32,326              473                 473               473
   Registration fees .......................................         9,164              335                 287               237
   Other expenses ..........................................        14,752              181                 178               184
                                                               -----------         --------            --------          --------
      Total expenses .......................................       456,826            4,720               4,250             3,794
      Management fee waived (Note 4) .......................       (29,492)            (798)               (771)             (300)
                                                               -----------         --------            --------          --------
         Total expenses, net ...............................       427,334            3,922               3,479             3,494
                                                               -----------         --------            --------          --------
Net investment income (loss) ...............................      (104,190)           9,618              12,423            29,549
                                                               -----------         --------            --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   from:
      Investment transactions ..............................    18,235,588               --                  --                --
      Foreign currency related transactions ................            --               --                  --              (579)
   Change in unrealized appreciation (depreciation) from:
      Investments ..........................................    (6,280,392)         737,120             801,806           611,695
      Foreign currency related transactions ................            --               --                  --            (1,802)
                                                               -----------         --------            --------          --------
   Net gain on investments .................................    11,955,196          737,120             801,806           609,314
                                                               -----------         --------            --------          --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................................   $11,851,006         $746,738            $814,229          $638,863
                                                               ===========         ========            ========          ========

(DAGGER) Commenced operations on June 29, 1998

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE CAP       LARGE CAP         SMALL CAP        INTERNATIONAL
                                                            GROWTH EQUITY    VALUE EQUITY        EQUITY              EQUITY
                                                              PORTFOLIO    PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)
                                                            -------------  -----------------  -----------------  -----------------
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) .........................    $   (104,190)    $     9,618        $    12,423        $    29,549
   Net realized gain (loss) on:
      Investment transactions ...........................      18,235,588              --                 --                 --
      Foreign currency transactions .....................              --              --                 --               (579)
   Change in unrealized appreciation (depreciation) from:
         Investments ....................................      (6,280,392)        737,120            801,806            611,695
         Foreign currency related transactions ..........              --              --                 --             (1,802)
                                                             ------------     -----------        -----------        -----------
Net increase in net assets resulting
   from operations ......................................      11,851,006         746,738            814,229            638,863
                                                             ------------     -----------        -----------        -----------
Increase in net assets from Fund share
   transactions (Note 5) ................................     108,020,276      94,805,204         79,138,292         63,565,164
                                                             ------------     -----------        -----------        -----------
Increase in net assets ..................................     119,871,282      95,551,942         79,952,521         64,204,027
Net Assets:
   Beginning of period ..................................      91,445,140              --                 --                 --
                                                             ------------     -----------        -----------        -----------
   End of period ........................................    $211,316,422     $95,551,942        $79,952,521        $64,204,027
                                                             ============     ===========        ===========        ===========
FOR THE YEAR ENDED DECEMBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ..................................    $   (720,844)
   Net realized gain on investment transactions .........      12,134,827
   Net change in unrealized appreciation of
      investments during the year .......................       8,815,986
                                                             ------------
Net increase in net assets resulting
   from operations ......................................      20,229,969
                                                             ------------
Distributions to shareholders from:
   Net capital gain .....................................     (11,758,959)
                                                             ------------
Increase in net assets from Fund share
   transactions (Note 5) ................................       6,800,389
                                                             ------------
Increase in net assets ..................................      15,271,399
                                                             ------------
NET ASSETS:
   Beginning of year ....................................      76,173,741
                                                             ------------
   End of year ..........................................    $ 91,445,140
                                                             ============

(DAGGER) Commenced operations on June 29, 1998.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP GROWTH EQUITY PORTFOLIO
----------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED                   FOR THE YEARS ENDED DECEMBER 31,
                                                JUNE 30, 1998(DAGGER)  -----------------------------------------------------------
                                                     (UNAUDITED)           1997        1996        1995        1994        1993
                                                       ------             ------      ------      ------      ------      ------
NET ASSET VALUE -- BEGINNING OF PERIOD ........        $21.37             $19.22      $17.41      $15.14      $16.39      $15.56
                                                       ------             ------      ------      ------      ------      ------
INVESTMENT OPERATIONS:
   Net investment loss 1 ......................         (0.01)             (0.19)      (0.15)      (0.10)      (0.03)      (0.03)
   Net realized and unrealized gain (loss)
      on investments ..........................          2.69               5.44        4.37        4.38       (0.02)       2.29
                                                       ------             ------      ------      ------      ------      ------
         Total from investment operations .....          2.68               5.25        4.22        4.28       (0.05)       2.26
                                                       ------             ------      ------      ------      ------      ------

DISTRIBUTIONS:
   From net realized gain on investments ......            --              (3.10)      (2.41)      (2.01)      (1.20)      (1.43)
                                                       ------             ------      ------      ------      ------      ------
NET ASSET VALUE - END OF PERIOD ...............        $24.05             $21.37      $19.22      $17.41      $15.14      $16.39
                                                       ======             ======      ======      ======      ======      ======

TOTAL RETURN ..................................         12.54%2            27.50%      24.25%      28.43%     (0.23)%      14.57%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses 3 .................................         0.91%*             1.38%       1.43%       1.43%       1.38%       1.42%
   Net investment loss ........................       (0.22)%*           (0.86)%     (0.78)%     (0.53)%     (0.17)%     (0.18)%
Portfolio turnover rate .......................        40.21%             28.05%      34.84%      49.12%      37.05%      44.38%
Net assets at end of period (000 omitted) .....      $211,316            $91,445     $76,174     $66,311     $65,267     $66,091

(DAGGER) Effective February 23, 1998, the adviser for Large Cap Growth Portfolio changed to Wilmington Trust Company ("WTC"), and with the change in adviser the investment objective of the Portfolio was changed. Currently the Portfolio seeks superior long-term growth of capital by investing in large cap U.S.equity securities that are judged by the adviser to possess strong growth characteristics.
1 The net investment loss per share for the years ended December 31, 1996 and 1997 was calculated using average shares outstanding method.
2    Unannualized.
3 Effective February 23, 1998, WTC has elected to waive its advisory fees or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets at least through April 1999. Without waivers or reimbursements the annual total operating expense ratio would have been 0.97% of the Portfolio's average daily net assets for the six-month period ended June 30, 1998.
*    Annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP VALUE EQUITY PORTFOLIO
---------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================
The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                           JUNE 29, 1998(DAGGER)
                                                                  THROUGH
                                                               JUNE 30, 1998
                                                                (UNAUDITED)
                                                           ---------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................         $10.00
                                                                   ------
INVESTMENT OPERATIONS:
   Net investment income .................................             --
   Net realized and unrealized gain
      on investments .....................................           0.08
                                                                   ------
         Total from investment operations ................           0.08
                                                                   ------
NET ASSET VALUE - END OF PERIOD ..........................         $10.08
                                                                   ======

TOTAL RETURN 1 ...........................................          0.80%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses 2 ............................................         0.75%*
   Net investment income .................................         1.84%*
Portfolio turnover rate ..................................             --
Net assets at end of period (000 omitted) ................        $95,552

(DAGGER) Commencement of operations.
1    Unannualized.
2 Expense ratio reflects WTC's undertaking to waive its advisory fees or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets at least through April 1999. Without waivers or reimbursements the annual total operating expense ratio would have been 0.90% of the Portfolio's average daily net assets.
 *   Annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================
The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                           JUNE 29, 1998(DAGGER)
                                                                  THROUGH
                                                               JUNE 30, 1998
                                                                (UNAUDITED)
                                                           ---------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................        $10.00
                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income .................................            --
   Net realized and unrealized gain
      on investments .....................................          0.10
                                                                  ------
         Total from investment operations ................          0.10
                                                                  ------
NET ASSET VALUE - END OF PERIOD ..........................        $10.10
                                                                  ======

TOTAL RETURN 1 ...........................................         1.00%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses 2 ............................................        0.80%*
   Net investment income .................................        2.86%*
Portfolio turnover rate ..................................            --
Net assets at end of period (000 omitted) ................       $79,953

(DAGGER) Commencement of operations.
1    Unannualized.
2 Expense ratio reflects WTC's undertaking to waive its advisory fees or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.80% of the Portfolio's average daily net assets at least through April 1999. Without waivers or reimbursements the annual total operating expense ratio would have been 0.98% of the Portfolio's average daily net assets.
 *   Annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================
The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                            FOR THE PERIOD
                                                         JUNE 29, 1998(DAGGER)
                                                                THROUGH
                                                             JUNE 30, 1998
                                                              (UNAUDITED)
                                                         ---------------------
NET ASSET VALUE-- BEGINNING OF PERIOD ..................        $10.00
                                                                ------
INVESTMENT OPERATIONS:
   Net investment income ...............................            --
   Net realized and unrealized gain
      on investments ...................................          0.10
                                                                ------
         Total from investment operations ..............          0.10
                                                                ------
NET ASSET VALUE - END OF PERIOD ........................        $10.10
                                                                ======

TOTAL RETURN 1 .........................................         1.00%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses 2 ..........................................        1.00%*
   Net investment income ...............................        8.46%*
Portfolio turnover rate ................................            --
Net assets at end of period (000 omitted) ..............       $64,204

(DAGGER) Commencement of operations.
1    Unannualized.
2 Expense ratio reflects WTC's undertaking to waive its advisory fees or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.00% of the Portfolio's average daily net assets at least through April 1999. Without waivers or reimbursements the annual total operating expense ratio would have been 1.09% of the Portfolio's average daily net assets.
 *   Annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Equity Fund (the "Fund"), formerly the Rodney Square Multi-Manager Fund, is a diversified, open-end, management investment company organized as a Massachusetts business trust on August 19, 1986, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of four separate portfolios (the "Portfolios"): the Large Cap Growth Equity Portfolio, formerly the Growth Portfolio, the Large Cap Value Equity Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio. The Large Cap Growth Equity Portfolio seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by the Portfolio's adviser, Wilmington Trust Company ("WTC" or "Adviser"), to possess strong growth characteristics. The Large Cap Value Equity Portfolio (the "Value Portfolio") seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by WTC to be undervalued in the marketplace relative to underlying profitability. The Small Cap Equity Portfolio (the "Small Cap Portfolio") seeks superior long-term growth of capital by investing in small cap U.S. equity securities that are judged by WTC to either possess strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. The International Equity Portfolio (the "International Portfolio") seeks superior long-term capital appreciation by investing primarily in equity securities of issuers located outside the United States.

   Effective February 23, 1998, the Rodney Square Multi-Manager Fund changed its name to the Rodney Square Strategic Equity Fund and the Growth Portfolio changed its name to the Large Cap Growth Equity Portfolio (the "Growth Portfolio"). Also prior to February 23, 1998, the Growth Portfolio sought to achieve its investment objective by investing at least 65% of total assets in equity securities without regard to the market capitalization of the issuers of such securities.

   The  Value  Portfolio,   Small  Cap  Portfolio  and  International  Portfolio
   commenced operations on June 29, 1998.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Fund:

   SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FOREIGN   CURRENCY    TRANSLATIONS.    The   books   and   records   of   the
   International Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

   (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The International Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Portfolio books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Portfolio may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Portfolio may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

   FEDERAL INCOME TAXES. The Portfolios are treated as separate entities and intend to qualify for treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision has been made in the financial statements.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income earned and net capital gains realized by the Portfolios, if any, will be made annually in December. An additional distribution may be made, if necessary.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are reported on the accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the period ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) by the Portfolios were as follows:

                    GROWTH PORTFOLIO        VALUE PORTFOLIO       SMALL CAP PORTFOLIO        INTERNATIONAL PORTFOLIO
                    ----------------        ---------------       -------------------        -----------------------
   Purchases           $42,719,185                $--                     $--                         $--
   Sales                47,634,010                 --                      --                          --

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   The following balances for the Portfolios are as of June 30, 1998:

                                Cost for         Net Tax Basis      Tax Basis Gross      Tax Basis Gross
                             Federal Income       Unrealized          Unrealized           Unrealized
                              Tax Purposes       Appreciation        Appreciation         Depreciation
                             --------------      -------------      ---------------      --------------
   Growth Portfolio           $180,207,676        $31,003,539         $32,584,308        $(l,580,769)
   Value Portfolio            $ 87,101,715        $ 8,165,261         $15,246,461        $(7,081,200)
   Small Cap Portfolio        $ 63,113,928        $16,696,763         $20,738,770        $(4,042,007)
   International Portfolio    $ 50,473,700        $10,980,610         $13,541,979        $(2,561,369)

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective February 23, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as Investment Adviser to the Fund. Under the Advisory Agreement, WTC directs the investments of each Portfolio in accordance with that Portfolio's investment objectives, policies and limitations. In addition, WTC recommends sub-advisers for the International Equity Portfolio, allocates assets among the sub-advisers, and monitors and evaluates the sub-advisers' performance. For WTC's services under the
   Advisory Agreement, the Growth Portfolio, Value Portfolio, Small Cap Portfolio and International Portfolio pay a monthly fee calculated daily at the annual rates of 0.55%, 0.55%, 0.60% and 0.65% , respectively, of the average daily net assets of each Portfolio. WTC has agreed to waive its fee or reimburse each Portfolio monthly to the extent that expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the average daily net assets of the Growth Portfolio, 0.75% of the average daily net assets of the Value Portfolio, 0.80% of the average daily net assets of the Small Cap Portfolio and 1.00% of the average daily net assets of the International Portfolio. WTC's fee for the Growth Portfolio for the period February 23, 1998 through June 30, 1998 amounted to $187,134, of which $29,492 was waived. WTC's fee for the Value Portfolio, Small Cap Portfolio and International Portfolio for the period June 29, 1998 through June 30, 1998, amounted to $2,876, $2,609 and $2,271, of which $798, $771 and $300 was waived, respectively.

   Prior to February 23, 1998, the Fund employed Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, to provide asset management, consulting services and other services to the Fund. For management services to the Fund, RSMC received an annual fee equal to 1.00% of the average daily net assets of the Growth Portfolio up to $200 million of Fund net assets and 0.95% of the average daily net assets in excess of $200 million. RSMC had agreed to waive its fees or reimburse the Growth Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets. The management fees earned by RSMC for the period January 1, 1998 through February 23, 1998 amounted to $130,955.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   Effective January 26, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., performs certain administrative services for the Portfolios pursuant to an Administration and Accounting Services Agreement with the Fund. PFPC also performs accounting services for the Portfolios, including determining the net asset value per share of each Portfolio. For the services provided, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million in average net assets; 0.05% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily nets assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio. PFPC's fees for the Growth Portfolio for the period January 26, 1998 through June 30, 1998 amounted to $40,923. PFPC's fees for the Value Portfolio, Small Cap Portfolio and International Portfolio for the period June 29, 1998 through June 30, 1998, amounted to $523, $435 and $349, respectively.

   Prior to January 26, 1998, RSMC served as Administrator to the Fund pursuant to an Administration Agreement with the Fund on behalf of the Growth Portfolio. For the services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.09% of the Growth Portfolio's average daily net assets. The administration fee earned by RSMC for the Growth Portfolio for the period January 1, 1998 through January 25, 1998, amounted to $5,446.

   Prior to January 26, 1998, RSMC determined the net asset value per share of the Growth Portfolio and provided accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of the Growth Portfolio. For its services, RSMC received an annual fee of $45,000, plus an amount equal to 0.02% of that portion of the Growth Portfolio's average daily net assets in excess of $100 million. For the period January 1, 1998 through January 25, 1998, RSMC's fees for accounting services for the Growth Portfolio amounted to $3,822.

   WTC serves as Custodian of the assets of the Growth Portfolio, Value Portfolio and Small Cap Portfolio. PNC Bank, N.A. serves as sub-custodian to the assets of these Portfolios, and is paid by WTC out of its fee. Bankers Trust Company serves as Custodian of the International Portfolio's assets, and employs foreign sub-custodians to maintain the International Portfolio's assets outside the United States.

   Effective January 26, 1998, PFPC serves as transfer and dividend disbursing agent to the Fund. For these services, the Fund pays PFPC an annual fee of 0.03% of the Fund's average daily net assets, plus transaction charges and out-of-pocket expenses. Prior to January 26, 1998, RSMC served as transfer and dividend disbursing agent to the Fund. For its services, the Fund paid RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.

   Pursuant to a Distribution Agreement with the Fund, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. Effective January 26, 1998, the distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act was terminated. For the period January 1, 1998 through January 25, 1998, expenses incurred by the Growth Portfolio under the terminated Rule 12b-1 plan amounted to $1,396.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC, RSD, WTC or their affiliates and all personnel of the Fund, RSMC, RSD or WTC performing services related to research, statistical and investment activities are paid by RSMC, RSD, WTC or their affiliates. For the period ended June 30, 1998, the fees and expenses of the "non-interested" Trustees amounted to $2,521, $16, $16 and $16 for the Growth Portfolio, Value Portfolio, Small Cap Portfolio and International Portfolio, respectively.

5. FUND SHARES. At June 30, 1998, there was an unlimited number of shares of beneficial interest, $0.01 par value, authorized. The following table summarizes the activity in shares of the Portfolios:

                                               FOR THE SIX-MONTH                   FOR THE FISCAL
                                                 PERIOD ENDED                        YEAR ENDED
   THE GROWTH PORTFOLIO                          JUNE 30, 1998                    DECEMBER 31, 1997
                                           --------------------------        --------------------------
                                             SHARES         AMOUNT            SHARES           AMOUNT
                                           ---------     ------------        ---------      -----------
   Shares sold .....................         145,044     $  3,416,599          179,170     $  3,907,003
   Shares issued in exchange for
      securities transferred in-kind       4,748,731      113,362,975               --               --
   Shares issued to shareholders in
      reinvestment of distributions               --               --          490,664       10,372,625
   Shares redeemed .................        (385,690)      (8,759,298)        (354,225)      (7,479,239)
                                           ---------     ------------        ---------      -----------
   Net increase ....................       4,508,085     $108,020,276          315,609      $ 6,800,389
                                                         ============                       ===========
   Shares outstanding:
   Beginning of period .............       4,279,574                         3,963,965
                                           ---------                         ---------
   End of period ...................       8,787,659                         4,279,574
                                           =========                         =========

                                                        FOR THE PERIOD JUNE 29, 1998(DAGGER)
   THE VALUE PORTFOLIO                                          THROUGH JUNE 30, 1998
                                                        ------------------------------------
                                                           SHARES                 AMOUNT
                                                        -------------         --------------
   Shares sold .......................................       10,029             $  100,907
   Shares issued in exchange for
      securities transferred in-kind .................    9,470,264             94,708,383
   Shares redeemed ...................................         (406)                (4,086)
                                                          ---------            -----------
   Net increase ......................................    9,479,887            $94,805,204
                                                                               ===========
   Shares outstanding:
   Beginning of period ...............................           --
                                                          ---------
   End of period .....................................    9,479,887
                                                          =========

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                 FOR THE PERIOD JUNE 29, 1998(DAGGER)
   THE SMALL CAP PORTFOLIO                                                               THROUGH JUNE 30, 1998
                                                                                 ------------------------------------
                                                                                      SHARES              AMOUNT
                                                                                   ------------        -------------
   Shares sold ................................................................         10,928          $   110,275
   Shares issued in exchange for securities transferred in-kind ...............      7,902,665           79,041,552
   Shares redeemed ............................................................         (1,341)             (13,535)
                                                                                     ---------          -----------
   Net increase ...............................................................      7,912,252          $79,138,292
                                                                                                        ===========
   Shares outstanding:
   Beginning of period ........................................................             --
                                                                                     ---------
   End of period ..............................................................      7,912,252
                                                                                     =========

                                                                                 FOR THE PERIOD JUNE 29, 1998(DAGGER)
   THE INTERNATIONAL PORTFOLIO                                                          THROUGH JUNE 30, 1998
                                                                                 ------------------------------------
                                                                                      SHARES              AMOUNT
                                                                                   ------------        -------------
   Shares issued in exchange for securities transferred in-kind ...............    6,356,487            $ 63,565,164
                                                                                   ---------            ------------
   Net increase ...............................................................    6,356,487            $ 63,565,164
                                                                                                        ============
   Shares outstanding:
   Beginning of period ........................................................           --
                                                                                   ---------
   End of period ..............................................................    6,356,487
                                                                                   =========

(DAGGER) Commencement of operations.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
---------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

6. TRANSFERS IN-KIND AND COMMENCEMENT OF NEW PORTFOLIOS. Effective June 29, 1998, certain Wilmington Trust Collective Investment Funds transferred all of their securities to a corresponding Portfolio of the Fund in exchange for shares of that portfolio. The transfer of securities was conducted on both a taxable and tax-free basis. The following table summarizes certain relevant information of the Fund prior to and immediately after the exchange. The Value Portfolio, Small Cap Portfolio and International Portfolio are the accounting survivors and, as such, maintain the operating history of the applicable Wilmington Trust Collective Investment Fund.

   THE WILMINGTON TRUST COLLECTIVE FUND                           THE RODNEY SQUARE STRATEGIC EQUITY FUND
   ------------------------------------                           ---------------------------------------
                                                    UNREALIZED                                       COMBINED
                                      NET ASSET    APPRECIATION                         SHARES      NET ASSETS       NAV
                         SHARES AT    VALUE AT    (DEPRECIATION)                       ISSUED IN       AFTER         PER
   FUND NAME              6/28/98      6/28/98      AT 06/28/98   PORTFOLIO NAME       EXCHANGE      EXCHANGE       SHARE
   ---------             ---------    ---------   --------------  --------------       ---------    ----------      -----
   Value Stock Fund      2,046,297  $ 94,708,383    $ 7,428,141   Value Port.          9,470,264   $ 94,708,383    $10.00
   Growth Stock Fund     1,696,889   113,362,975     30,345,500   Growth Port.         4,748,731    209,657,472     23.87
   Small Cap Fund        2,559,982    79,041,552     15,894,957   Small Cap Port.      7,902,665     79,041,552     10.00
   International Fund    2,152,552    63,565,164     10,359,785   International Port.  6,356,487     63,565,164     10.00

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                                  Nina M. Webb
                        ---------------------------------
                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                          Nina M. Webb, VICE PRESIDENT
                   John J. Kelley, VICE PRESIDENT & TREASURER
                         Carl M. Rizzo, Esq., SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     John C. McDonnell, ASSISTANT TREASURER
                        ---------------------------------
                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                        ---------------------------------
                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                        ---------------------------------
                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                        ---------------------------------
                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                        ---------------------------------
                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                        ---------------------------------
                                   CUSTODIANS
                            Wilmington Trust Company
                              Bankers Trust Company
                        ---------------------------------

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS19 6/98